Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Manscaped Holdings, LLC [Member]
Share-Based Compensation [Line Items]
Share-Based Compensation

8.    Share-Based Compensation

Incentive Units

In fiscal 2019 the Company adopted the 2019 Equity Incentive Plan (the “Incentive Plan”). The Company’s Incentive Plan permits the granting of incentive units as incentive compensation. The incentive units constitute “profits interests” in the Company within the meaning of the Internal Revenue Code. The incentive units granted to date either vest immediately upon grant or vest 25% on the first anniversary of the grant date and in 36 monthly installments thereafter, subject to continued employment. All unvested incentive units, upon a change in control event, will become fully vested. The SPAC Transaction does not constitute a change in control event as defined in the Incentive Plan, however, certain unvested incentive units granted to the chief executive officer will be accelerated upon consummation of the SPAC Transaction. The total number of incentive units authorized for issuance is 21,000,000.

The Company recorded share-based compensation costs during the years ended December 31, 2021 and 2020 in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2021	2020
Marketing and selling expenses	$153,385	$15,185
General and administrative expenses	156,454	41,894
Total	$309,839	$57,079

On November 30, 2021, the Company modified the Incentive Plan (the “Incentive Plan Modification”) to amend the repurchase price under the Company’s call option from 80% of fair value to fair value, as well as adding a provision that the Company could not exercise such call option until 180 days following termination of employment or engagement with the Company. Upon this modification, the Company’s liability classified share-based awards were determined to meet equity classification, resulting in a reclassification of the fair value of the awards of $351.8 million on the modification date from share-based compensation liabilities to additional paid-in capital. As a result, share-based compensation expense subsequent to November 30, 2021 was driven by the valuation upon the Incentive Plan Modification on November 30, 2021 final remeasurement date. The Company did not grant any additional incentive units after the Incentive Plan Modification. For the year ended December 31, 2020, share-based compensation expense was driven by the valuation on the December 31, 2020 remeasurement date.

Fair value of the incentive units was determined on the date of grant and on each reporting date (remeasurement date), prior to the Incentive Plan Modification, and have been determined to be Level 3 fair value measurements. The Company utilizes the Black-Scholes Option-Pricing Method to estimate the fair value of the incentive units. This approach models the various classes of equity securities as a series of call options with exercise prices based on the liquidation preference and conversion behavior of the different classes of equity. The value of the incentive units can then be inferred by analyzing these options and allocating the equity value to the incentive units. Because the Company is not publicly traded, the equity value has been determined using a combination of market and income-based approaches. The income approach is based on a discounted debt-free cash flows model utilizing a rate of 25% and 40% as of the November 30, 2021 and December 31, 2020 valuations, respectively. The market approach is based on the identification of publicly traded companies that are similar to the Company wherein pricing multiples of publicly traded companies are applied to the relevant financial metrics of the Company. In arriving at the fair value of the incentive units, a discount for lack of marketability (“DLOM”) of 20% and 25 % as of the November 30, 2021 and December 31, 2020 valuations, respectively, was applied. The decrease in the DLOM was a result of the reduction in the time to exit assumption.

The following is a summary of the assumptions used in estimating the fair value of the incentive units as of the November 30, 2021 and December 31, 2020 remeasurement dates under the Black-Scholes Option-Pricing Method:

	November 30, 2021	December 31, 2020
Risk-free interest rate	0.2%	0.1%
Expected volatility	65.0%	90.0%
Expected term (years)	1	1
Expected dividend yield	0.0%	0.0%

Risk-free interest rate — The Company applies the risk-free interest rate based on the US Treasury yield in effect at the time of the grant.

Expected volatility — The expected volatility is based on an analysis of comparable public company volatilities.

Expected term in years — The expected term represents the average time that management expects the incentive units to remain outstanding.

Expected dividend yield — The Company has not, and does not, intend to pay dividends.

In addition, for the November 30, 2021 remeasurement date, the Company utilized the probability weighted expected return method (“PWERM”) to value the incentive units. PWERM is an analysis of future values of a company for several likely liquidity scenarios that include a sale or merger, an initial public offering, as well as a company’s enterprise value assuming the absence of a liquidity event. As of November 30, 2021, the Company’s likely scenarios were the SPAC Transaction scenario, which was assigned a probability weight of 80% and stay-private scenario which was assigned a probability weight of 20%. The incentive units under the stay-private scenario were valued using the Black-Scholes Option-Pricing Method and assumptions discussed above. Under the SPAC Transaction scenario, the incentive units were valued based on the implied equity value upon completion of the SPAC Transaction, a time to exit of 0.29 years and a DLOM of 6.0%.

The following table summarizes unvested incentive unit activity during the years ended December 31, 2021 and 2020:

	Incentive Units	Weighted- Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2019	8,408,700	$1.01
Granted	1,278,000	1.34
Vested	(3,953,659)	1.02
Forfeitures	(595,458)	0.95
Unvested as of December 31, 2020	5,137,583	$1.00
Granted	188,000	2.29
Vested	(2,071,314)	1.09
Forfeitures	(93,712)	1.12
Unvested as of December 31, 2021	3,160,557	$1.18
Vested as of December 31, 2021	13,933,597	$0.98

As of December 31, 2021, there was $79.4 million of total unrecognized share-based compensation cost which is expected to be recognized over a weighted-average period of 1.7 years.

In July 2020, the Company redeemed 2,028,458 incentive units in excess of fair value for a total of $17.8 million. Due to the excess of redemption price over fair value, additional compensation expense of $13.4 million was recognized, of which $4.8 million was recognized in marketing and selling expenses and $8.6 million was recognized in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2020.

During the year ended December 31, 2021, prior to the Incentive Plan Modification, certain incentive unit awards were modified as a result of the Company’s call option expiring. The expiration of the call option resulted in the reclassification of 601,018 fully vested units at a fair value of $10.6 million from share-based compensation liabilities to additional paid-in capital in the consolidated balance sheets. During the year ended December 31, 2020, certain incentive unit awards were modified as a result of the Company’s call option expiring. The expiration of the call option resulted in the reclassification of 211,927 fully vested units at a fair value of $0.9 million from share-based compensation liabilities to additional paid-in capital in the consolidated balance sheets. There was no change in fair value of the liability classified share-based awards as a result of the expiration of call option modification (see Note 12).

The following summarizes the change in the fair value of the share-based compensation liabilities that were remeasured each reporting period on the consolidated balance sheets (in thousands):

Balance as of December 31, 2019	$18,243
(Gains)/losses recognized in earnings	57,079
Redemptions	(17,758)
Modifications – expiration of call option	(925)
Balance as of December 31, 2020	$56,639
(Gains)/losses recognized in earnings	305,769
Modifications – expiration of call option	(10,641)
Modifications – Incentive Plan Modification	(351,767)
Balance as of December 31, 2021	$—